SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT DISCLOSURES
Summary of Geographic reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2022	$-	$-	$-
2021	$-	$-	$-
2020	$-	$3	$2
Property and equipment
December 31, 2022	$5	$5	$-
December 31, 2021	$10	$12	$-
December 31, 2020	$9	$19	$-